STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Changes in Non-Vested Shares

A summary of changes in the Company’s non-vested shares as of December 31, 2013 and 2012 are as follows:

NON-VESTED SHARES	RESTRICTED SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Non-vested at January 1, 2012	288,750	$14,437
Granted	—	—
Vested	(105,000)	(5,250)
Forfeited

Non-vested at December 31, 2012	183,750	$9,187
Granted	—	—
Vested	(105,000)	(5,250)
Forfeited	(78,750)	(3,937)

Non-vested at December 31, 2013	—	$—